                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.

Robert R. Fortune
Chairman and President                                          November 7, 1997

Dear Shareholder:

     Our Fund earned $1.03 per share from net investment income in the first nine months of 1997. Earnings in the same period of 1996 were $1.04 per share. The call of several higher coupon bonds and reinvestment of the proceeds at a lower coupon is primarily responsible for the reduced net investment income.

     Monthly dividends of $.115 per share were paid from January to October 1997, however, the January dividend was treated as taxable in 1996.

     The Fund's investment objective is to seek as high a level of current income as is consistent with prudent investment. At least 60% of the Fund's assets must be in securities which are rated at the time of purchase in the four highest investment grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group. At September 30, 1997, securities representing 91.3% of the portfolio's market value were invested in bonds rated in the four highest investment grades.

     Please let us know if we may be of assistance in connection with your Fund investment.

                                              Yours sincerely,

                                              /s/ ROBERT R. FORTUNE

                                              Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

    The Fund ended the third quarter of 1997 with a total return of 3.73%, underperforming the Lipper Investment Grade Closed-End Bond Average by 0.31% and outperforming the Lehman Government Corporate Index by 0.23% for the period beginning June 30(th) and ending September 30(th). Investment returns are shown in the table below:

                                                                             TOTAL RETURNS
                                                                    PERIODS ENDED SEPTEMBER 30, 1997
                                                                            9                   ANNUALIZED
                                                              QUARTER     MONTHS     1 YEAR      2 YEARS
                                                              -------     ------     ------     ----------
Independence Square Income Securities, Inc.*................    3.73%      7.54%      11.44%        7.93%
Lehman Gov't/Corp. Bond Index...............................    3.50%      6.34%       9.60%        7.09%
Lipper Invest. Grade Closed End Bond Funds (Avg.)*..........    4.04%      7.86%      11.88%        8.49%
Lipper Investment Grade Closed End Bond Funds:
  ISIS Rank/No. of Funds....................................   10/16      12/16       11/16        12/16
  ISIS Percentile Rank......................................      63%        75%         69%          75%

------------------
*The cumulative total returns are based on the net asset values on the first and last day of the periods presented and assume (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at the net asset value next determined after each ex-dividend date in the period.

    The Federal Reserve kept short term rates unchanged at the July and September FOMC meetings, reflecting the U.S. economy's stellar performance of steady growth and the lowest inflation levels in 31 years. The apparent absence of inflationary pressures during the third quarter led to a significant rally across the Treasury curve.

                                                                       06/30/97     09/30/97     CHANGE
                                                                       --------     --------     ------
2-year Treasury Note                                                     6.06%        5.77%      -0.29%
5-year Treasury Note                                                     6.37%        5.99%      -0.38%
10-year Treasury Note                                                    6.49%        6.11%      -0.38%
30-year Treasury Bond                                                    6.78%        6.40%      -0.38%

    We have revised our fourth quarter 1997 GDP growth rate estimate to 2.7%, slightly slower than the 3.3% pace of the second quarter and well below the prior two quarter average of 4.6%. Our inflation outlook remains subdued for the remainder of 1997, from 2.3% to 2.8% as measured by the Consumer Price Index. Our expectations of long term interest rates reflect a trading range from 6.2% to 6.5%.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    ------------
              U.S. GOVERNMENT SECURITIES -- 3.2%
$ 1,000,000   U.S. Treasury Notes, 7.000%, 07/15/2006..................................   $ 1,037,500    $  1,054,210
                                                                                          -----------     -----------
              BONDS AND OTHER DEBT OBLIGATIONS -- 91.1%
  1,000,000   Ahmanson (H.F.) & Company, 9.875%, 11/15/1999............................       995,465       1,067,500
    500,000   BankAmerica, 9.500%, 4/01/2001...........................................       497,265         548,125
    145,000   Boeing Co., 7.250%, 6/15/2025............................................       146,073         150,438
  1,000,000   Chase Manhattan Corp. Sub Notes, 10.00%, 8/15/1999.......................     1,117,080       1,061,250
  1,000,000   Citicorp Capital Sub Notes, 9.75%, 8/01/1999.............................       983,110       1,061,250
  1,000,000   Cleveland Electric, 10.00%, 6/01/2020....................................       988,250       1,057,500
  1,000,000   Comerica Bank, 8.375%, 7/15/2024.........................................       983,750       1,111,250
    300,000   Comerica Co., 9.75%, 5/01/1999...........................................       288,840         316,125
    500,000   Commonwealth Edison Company, 8.625%, 2/01/2022...........................       537,500         528,750
  1,000,000   Delta Airlines, Inc., 9.25%, 3/15/2022...................................     1,141,490       1,186,250
    500,000   Federal Express, 9.625%, 10/15/2019......................................       551,345         538,125
    500,000   First Chicago NBD Corp., 8.875%, 3/15/2002...............................       503,660         544,375
  1,000,000   First Interstate Bancorp., 9.00%, 11/15/2004.............................     1,000,000       1,053,750
    500,000   First Union Corp., 8.00%, 8/15/2009......................................       498,965         536,250
  1,000,000   Ford Motor Credit Co., 9.14%, 12/30/2014.................................       997,660       1,112,500
    500,000   Great Western Financial Senior Notes, 8.60%, 2/01/2002...................       494,710         537,500
    300,000   GTE California Inc., 8.07%, 4/15/2024....................................       322,233         313,125
  1,000,000   Gulf States Utilities 8.70%, 4/01/2024...................................     1,057,420       1,047,500
    500,000   Harris Bancorp, 9.375%, 6/01/2001........................................       493,285         546,875
  1,000,000   Hydro-Quebec, 10.70%, 10/15/2007.........................................     1,081,500       1,001,250
    500,000   Hydro-Quebec, 8.40%, 1/15/2022...........................................       508,395         565,000
  1,000,000   Jersey Central Power and Light, 8.45%, 3/24/2025.........................     1,026,150       1,090,000
  1,000,000   Lockheed Martin Corp., 7.875%, 3/15/2023.................................     1,040,112       1,031,250
    500,000   New England Power Co., 8.00%, 8/01/2022..................................       494,350         520,000
    800,000   New York State Electric & Gas Corp., 9.875%, 5/01/2020...................       793,000         930,000
  1,000,000   OPC Scherer Funding Corp. Serial Facility Bond, 9.70%, 6/30/2011.........     1,000,000       1,050,950
      7,970   Participation in Asset Exchange, 7.00%, 12/01/2020.......................         7,970           7,952
    500,000   PECO Energy Co., 8.75%, 4/01/2022........................................       500,510         530,625
  1,000,000   PECO Energy Co., 8.625%, 6/01/2022.......................................       983,840       1,056,250
    500,000   Penney (J.C.) & Company, 8.25%, 8/15/2022................................       497,445         525,625
  1,000,000   Tenneco Inc., 7.625%, 5/15/2017..........................................       999,080       1,036,250
    500,000   Texas Utilities Co., 8.75%, 11/01/2023...................................       546,545         555,000
  1,000,000   Texas Utilities Co., 8.875%, 2/01/2022...................................     1,029,240       1,086,250
  1,000,000   TCI Communications, 8.75%, 2/15/2023.....................................       957,060       1,043,750

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                     STATEMENT OF NET ASSETS -- (Concluded)
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                                     COST           VALUE
-----------                                                                               -----------    -----------
              BONDS AND OTHER DEBT OBLIGATIONS--(CONTINUED)
$   500,000   Time Warner, Inc., 9.15%, 2/01/2023......................................   $   527,845    $    581,250
  1,000,000   Time Warner Entertainment, Inc., 8.375%, 7/15/2033.......................       990,210       1,075,000
  1,000,000   U.S. West, 8.875%, 6/01/2031.............................................     1,060,720       1,116,250
  1,000,000   Virginia Electric & Power Corp. Series B, 8.625%, 10/01/2024.............     1,014,120       1,116,250
                                                                                          -----------     -----------
              TOTAL BONDS AND OTHER DEBT OBLIGATIONS...................................    28,656,193      30,237,340
                                                                                          -----------     -----------
              AGENCY OBLIGATIONS -- 3.1%
  1,000,000   Federal National Mortgage Association, 7.500%, 8/01/2006.................     1,022,273       1,031,570
                                                                                          -----------     -----------
              COMMERCIAL PAPER -- 0.6%
    210,000   General Electric Credit Corp., 5.546%, 10/31/1997........................       210,000         210,000
                                                                                          -----------     -----------
              TOTAL INVESTMENTS -- 98.0%...............................................   $30,925,966      32,533,120
                                                                                          ===========
              OTHER ASSETS LESS LIABILITIES -- 2.0%....................................                       659,647
                                                                                                          -----------
              TOTAL NET ASSETS -- 100.0%...............................................                  $ 33,192,767
                                                                                                          ===========

------------------
*Aggregate cost for federal income tax purposes at September 30, 1997 was $30,925,966. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $1,793,111; excess of tax cost over value ($185,957).

                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

    INVESTMENT INCOME
    Interest.....................      $2,067,281
                                       ----------
    Expenses
    Fees:
    Investment adviser...........          90,454
    Directors and officers.......          28,542
    Custodian....................          12,562
    Transfer agent...............          11,871
    Legal and audit..............          29,710
    Taxes (other than income)....           2,165
    Printing.....................          12,715
    Insurance....................           1,226
    Miscellaneous................           6,545
                                       ----------
    Total expenses...............         195,790
                                       ----------
    Net investment income........      $1,871,491
                                       ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
Realized gain from security
  transactions (excluding short-
  term securities):
  Proceeds from sales............      $5,285,464
  Cost of securities sold........       5,041,291
                                       ----------
  Net realized gain..............         244,173
                                       ----------
Unrealized appreciation
  of investments:
  Beginning of period............       1,349,878
  End of period..................       1,607,154
                                       ----------
  Increase in unrealized
     appreciation................         257,276
                                       ----------
  Net realized and unrealized
     gain on investments.........         501,449
                                       ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......      $2,372,940
                                       ==========


                See accompanying notes to financial statements.

                  INDEPENDENCE SQUARE INCOME SECURITIES, INC.
                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)




                                    JANUARY 1
                                     THROUGH                   YEAR ENDED DECEMBER 31
                                  SEPTEMBER 30,    -----------------------------------------------
                                      1997          1996      1995      1994      1993      1992
                                  -------------    -------   -------   -------   -------   -------
                                  (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of
  Period..........................    $ 17.85      $ 18.77   $ 16.58   $ 18.57   $ 17.76   $ 17.32
                                     --------      -------   -------   -------   -------   -------
  Net Investment Income...........       1.03         1.40      1.38      1.38      1.41      1.46
  Net Gains (Losses) on Securities
     (realized and unrealized)....       0.27        (0.94)     2.19     (1.99)     0.82      0.42
                                     --------      -------   -------   -------   -------   -------
       Total From Investment
          Operations..............       1.30         0.46      3.57     (0.61)     2.23      1.88
                                     --------      -------   -------   -------   -------   -------
LESS DISTRIBUTIONS
  Dividends (from net investment
     income)......................      (0.92)       (1.38)    (1.38)    (1.38)    (1.42)    (1.44)
                                     --------      -------   -------   -------   -------   -------
Net Asset Value, End of Period....    $ 18.23      $ 17.85   $ 18.77   $ 16.58   $ 18.57   $ 17.76
                                     ========      =======   =======   =======   =======   =======
Per Share Market Value,
  End of Period...................    $ 17.50      $ 16.25   $ 17.25   $ 15.25   $ 17.25   $ 17.13
                                     ========      =======   =======   =======   =======   =======
TOTAL INVESTMENT RETURN, based on
  market value(1).................      18.95%(2)     3.72%    22.71%     (4.0%)     9.0%      7.0%
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (in
     000's).......................    $33,193      $32,495   $34,163   $30,179   $33,808   $32,324
  Ratio of Expenses to Average Net
     Assets.......................       0.80%(2)     0.68%     0.76%     0.85%     0.81%     0.85%
  Ratio of Net Investment Income
     to Average Net Assets........       7.66%(2)     7.80%     7.64%     7.88%     7.61%     8.27%
  Portfolio Turnover Rate.........         17%          33%       22%       28%       32%       18%

------------------
(1) See Note G.

(2) Annualized.
                See accompanying notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

    A. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. Significant accounting policies are as follows: Investments are carried at value in the accompanying financial statements (See Note D). Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Premiums and discounts on bonds held for investment are not amortized for financial reporting or federal income tax purposes inasmuch as the Fund does not generally intend to hold such securities until maturity. For federal income tax purposes, discounts on original issue bonds are amortized over the life of the issue. No provision is made for federal taxes as it is the Fund's policy to continue to qualify as a regulated investment company and to make the requisite distribution of taxable income to its shareholders which will relieve it from all or substantially all federal income and excise taxes. Dividends payable are recorded on the dividend record date. Interest income is recorded on an accrual basis.

    B.  Under Agreements among the Fund, PNC Bank, National Association (PNC
        Bank), and PNC Institutional Management Corporation (PIMC), an indirectly wholly owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and serves as its administrative agent. The Fund pays PIMC, as investment adviser, a quarterly fee of .05% (annually .20%) of the Fund's average net assets and .5% (annually 2%) of the Fund's gross income for such quarter.

        PIMC has agreed to reimburse the Fund to the extent that the aggregate expenses borne by the Fund in any fiscal year, exclusive of brokerage commissions, interest and taxes, exceed 1 1/2% of average net assets up to $30,000,000 and 1% of any excess. No such fee reimbursement was necessary during the period ended September 30, 1997.

    C. Purchases and sales of investment securities other than short term obligations for the period ended September 30, 1997 were $5,664,100 and $5,298,560, respectively.

    D. Values for securities listed on a national securities exchange are based on the latest quoted sale prices on September 30, 1997. Securities not so listed or not traded on that date are valued at their most recent quoted bid prices or at prices determined by investment bankers or brokers. Short-term obligations are valued at cost which approximates market.

    E. At December 31, 1996 a capital loss carryover of $19,962 was available to offset possible future realized capital gains. The carryover expires as follows: $15,937 in 2002, and $4,025 in 2003.

    F.  At September 30, 1997, net assets consisted of:

                    Paid-in capital...............................................  $31,062,016
                    Undistributed net investment income...........................      299,386
                    Accumulated net realized gain on investments..................      224,211
                    Net unrealized appreciation of investments....................    1,607,154
                                                                                    -----------
                    Total.........................................................  $33,192,767
                                                                                    ===========

    G. The "Total Investment Return" is based on a purchase (or sale) at the market price on the first (or last) day of the period assuming (i) no payment of any sales load or commissions and (ii) reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

--------------------------------------------------------------------------------
 INDEPENDENCE SQUARE INCOME SECURITIES, INC.                    INDEPENDENCE
           One Aldwyn Center                                          SQUARE
          Villanova, PA 19085                                         INCOME
             (610) 964-8882                                      SECURITIES,
                                                                        INC.
            BOARD OF DIRECTORS
     ROBERT R. FORTUNE             G. WILLING PEPPER
     LANGHORNE B. SMITH     DAVID R. WILMERDING, JR.

                OFFICERS
    ROBERT R. FORTUNE, Chairman and President
    ROBERT T. ARNOLD, Executive Vice President
  EDWARD J. ROACH, Vice President and Treasurer
       GARY M. GARDNER, Secretary

           INVESTMENT ADVISER
           PNC INSTITUTIONAL
         MANAGEMENT CORPORATION
          400 Bellevue Parkway
          Wilmington, DE 19809

             TRANSFER AGENT
             PNC BANK, N.A.
             c/o PFPC INC.
             P.O. Box 8950
          Wilmington, DE 19899                          Third Quarter Report
             (800) 852-4750                                  to Shareholders
       (302) 791-2748 (Delaware)                          September 30, 1997

--------------------------------------------------------------------------------